Summary of Significant Accounting Policies (Details 6) (Senior subordinated unsecured notes purchased by EVHC subsidiary, USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Financial Instruments
Estimated fair value of the senior subordinate notes	$ 1,029.1	$ 1,047.2
Carrying value of the senior subordinate notes	950.0	950.0
EMCA Insurance Company, Ltd.
Financial Instruments
Carrying value of the senior subordinate notes	$ 15.0	$ 15.0